Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	DEFR14A
Entity Registrant Name	Miller Industries, Inc.
Entity Central Index Key	0000924822
Amendment Flag	false